25. NET REVENUE FROM SALES	12 Months Ended
Dec. 31, 2020
Net Revenue From Sales
NET REVENUE FROM SALES
25.	NET REVENUE FROM SALES

Net sales revenue is as follows:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Gross revenue
Domestic market	16,652,801	14,220,420	14,752,901
Foreign market	17,396,259	14,663,297	11,817,559
	34,049,060	28,883,717	26,570,460
Deductions
Sales returns, discounts and rebates	(248,821)	(325,794)	(234,851)
Taxes on sales	(3,736,219)	(3,121,506)	(3,366,724)
	(3,985,040)	(3,447,300)	(3,601,575)
Net revenue	30,064,020	25,436,417	22,968,885

Accounting Policy

a)	Nature of goods and services.

The Company generates revenue from (i) the production and sale of steel, cement and iron ore, (ii) the provision of maritime freight services, in the case of iron ore export sales, and rail and port logistics services and (iii) sales of energy.

b)	Timing of revenue recognition.

The Company recognizes revenue once all of the following conditions are satisfied:

1.       Identification of the contract for sale of goods or provision of services;

2.       Identification of the performance obligations;

3.       Determination of the contract value;

4.       Determination of the value allocated to each performance obligation included in the contract; and

5.       Revenue recognition over time or at the time the performance obligations are completed.

In the case of sales of goods, performance obligations are usually completed upon delivery of the goods to the destination specified by customers, which may be customers’ warehouses or, in the case of iron ore export sales, when the product is loaded on the ship. In certain cases, judgment may be required to determine when performance obligations are completed, based on the following indicators:

I.	Whether the customer has the significant risks and rewards of ownership and has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the good; and

II.	Whether the customer has a present obligation to pay in accordance with the terms of the sales contract.

Accordingly, the Company discloses revenue from each of its business segments as follows:

Steel:

The Company recognizes revenues from sales of steel products when control of the product passes to customers, which may be either upon delivery of the goods to the destination specified by customers or when the customer picks up the goods for delivery, depending on whether the customer contracts logistics services from the Company.

Cement:

The Company recognizes revenues from sales of cement when control of the product passes to customers, which may be either upon delivery of the goods to the destination specified by customers or when the customer picks up the goods for delivery, depending on whether the customer contracts logistics services from the Company.

Mining:

The Company recognizes revenues from sales of iron ore when control of the product passes to customers, which generally occurs, in the case of export sales, when the product is loaded on the ship and, in the case of domestic sales, when the product is loaded on the train.

Iron ore export sales pursuant to the Incoterms “Cost, Insurance and Freight – CIF” and “Cost and Freight – CFR” include maritime freight service embedded in the same invoice. In this case, the performance obligation of the maritime freight service is considered separately from the shipment of iron ore and the Company recognizes revenue from the provision of this service upon delivery of the goods to the destination specified by customers.

Logistics:

Rail logistics services. The Company’s rail logistics services are provided by its subsidiary Ferrovia Transnordestina Logística S.A. (“FTL”). The Company recognizes revenues from rail logistics services when the performance obligation, which is the contracted service, is completed, which occurs upon delivery of the goods to the destination specified by customers.

Port logistics services. The Company’s port logistics services, which comprise handling of containers and storage, are provided by its subsidiary Sepetiba Tecon S.A. (“TECON”). The Company recognizes revenues from port logistics services when the performance obligation is completed. In the case of handling of containers, the performance obligation comprises the pool of services contracted. In the case of storage services, each month of storage represents a performance obligation and, consequently, the Company recognizes revenue on a monthly basis.

Energy:

The Company recognizes revenues from sales of energy that it has not used in its operations. This excess energy is made available through the public network and the Chamber of Electric Energy Commercialization (Câmara de Comercialização de Energia Elétrica), which is the governmental agency responsible for managing the network, redirects the energy to the electric system and, on a monthly basis, informs the Company of the amount of energy that was redirected to the electric system. Accordingly, the Company issues its invoice to this governmental agency and simultaneously recognizes the revenue from the sale of energy.

The Company’s only variable consideration arises when iron ore is provisionally priced and there is a difference with the final price, which depends on future index prices. In this case, the Company initially recognizes revenue based on the applicable forward market price and then accounts for any eventual adjustment based on the final price. The period between provisional pricing and final invoicing is typically between 60 and 120 days.

Where the Company has contracts with unfulfilled performance obligations at the end of a fiscal period, it discloses the transaction price allocated to these performance obligations. The Company does not disclose this information for contracts with an expected duration of one year or less.

The Company presents revenues on a consolidated basis in its income statement and by segment in the explanatory note 29 - Segment Information.

c)	Payment terms.

Generally, all sales of goods and provisions of services are payable within 30 days of the invoice date.